Condensed Consolidated Balance Sheets [Parenthetical] - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance related to accounts receivable	$ 280,000	$ 80,000	$ 80,000
Accumulated depreciation of office equipment	$ 157,510	$ 137,149	$ 107,712
Redeemable 6% preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable 6% preferred stock, shares authorized	7,000	7,000
Redeemable 6% preferred stock, shares issued	2,000	2,000
Redeemable 6% preferred stock, shares outstanding	2,000	2,000
Redeemable 6% preferred stock, liquidation preferences	2,180,000	2,150,000
Preferred Stock, Shares Authorized		10,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	15,588,594	2,786,276	2,698,824
Common Stock, Shares, Outstanding	15,588,594	2,786,276	26,988,240
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Value Stated Rate	1,000	1,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	7,500
Preferred Stock, Shares Outstanding	0	7,500
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock Value Stated Rate	10,000	10,000
Preferred Stock, Shares Authorized	20,000	20,000
Preferred Stock, Shares Issued	17,900	0
Preferred Stock, Shares Outstanding	17,900	0
Preferred Stock, liquidation preference	$ 17,923,867
Preferred Stock, Shares Subscribed but Unissued	2,100	0